UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-08599

DWS Equity Trust

(Exact name of registrant as specified in charter)

345 Park Avenue

New York, NY 10154

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154-0004

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 08/31

Date of reporting period:11/30/08

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio	as of November 30, 2008 (Unaudited)

DWS Select Alternative Allocation Fund

	Shares	Value ($)

Equity - Equity Funds 55.5%
DWS Commodity Securities Fund "Institutional"	65,859	572,970
DWS Disciplined Market Neutral Fund "Institutional"	162,067	1,526,671
DWS Emerging Markets Equity Fund "Institutional"	39,140	380,830
DWS Gold & Precious Metals Fund "Institutional"	16,826	197,204
DWS RREEF Global Infrastructure Fund "Institutional"	116,903	763,375
DWS RREEF Global Real Estate Securities Fund "Institutional"	233,955	1,169,774

Total Equity Funds (Cost $4,651,494)		4,610,824
Fixed Income – Bond Funds 36.9%
DWS Emerging Markets Fixed Income Fund "Institutional"	47,487	383,693
DWS Floating Rate Plus Fund "Institutional"	169,417	1,145,257

DWS Inflation Protected Plus Fund "Institutional"	165,689	1,534,280

Total Fixed Income – Bond Funds (Cost $3,171,634)		3,063,230
Fixed Income – Money Market Fund 5.0%
Cash Management QP Trust (Cost $410,929)	410,929	410,929
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $8,234,057) †	97.4	8,084,983
Other Assets and Liabilities, Net	2.6	216,585

Net Assets	100.0	8,301,568
For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent prospectus.
†

The cost for federal income tax purposes was $8,234,057. At November 30, 2008, net unrealized depreciation for all securities based on tax cost was $149,074. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $42,534 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $191,608.

Fair Value Measurements

The following is a summary of the inputs used as of November 30, 2008 in valuing the Fund's investments. Please see below for information on the Fund’s policy regarding valuation inputs, and their aggregate levels used in the table below:

Valuation Inputs	Investments in Securities
Level 1	$ 8,084,983
Level 2	-
Level 3	-
Total	$ 8,084,983

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("FAS 157"), effective at the beginning of the Fund’s fiscal year. FAS 157 establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and requires additional disclosure about the classification of fair value measurements.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

ITEM 2.	CONTROLS AND PROCEDURES

(a)          The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)          There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                                                                DWS Select Alternative Allocation Fund, a series of DWS Equity Trust

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	January 14, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	January 14, 2009

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date:                                        January 14, 2009